Employee benefit obligation - Carrying value of benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increases
Provisions for the year	$ 670	$ 420
Interest expense	12	14
Benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance	1,443	929
Increases
Provisions for the year	670	420
Actuarial losses	108	110
Interest expense	12	14
Reductions
Payments	(41)	(16)
Foreign exchange translation	138	(14)
Ending balance	$ 2,330	$ 1,443